Subsequent Events (Details Narrative) - USD ($)	Jan. 17, 2018	Jan. 02, 2018
Stock issued during period for acquisition, shares		5,000
Acquisition price per share		$ 0.60
Subsequent Event [Member] | Kasa Corporation (Australia) Pty Ltd [Member]
Stock issued during period for acquisition, shares	5,000
Acquisition price per share	$ 0.60
Value of stock issued during period for acquisition	$ 3,000